PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepaid expenses and other assets

Prepaid expenses and other currents assets consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Prepaid data and IT service expenses	1,810,778	2,741,338
IPO distribution service and promotional and advertisement service receivables	2,518,877	2,707,740
Advances to employees	1,756,262	2,190,106
Prepaid income tax	1,547,355	2,178,658
Wealth management service fees receivables	1,694,339	1,823,331
Prepaid professional service fees	740,171	1,008,341
Rental and other deposits	784,871	611,140
Interest receivables from term deposits	45,172	611,083
Input VAT receivables	289,560	569,813
Prepaid marketing expenses	805,230	552,565
Others	970,760	2,942,065
Total	12,963,375	17,936,180